UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

CLEARBRIDGE SPECIAL INVESTMENT TRUST

FORM N-Q

JANUARY 31, 2014

CLEARBRIDGE SPECIAL INVESTMENT TRUST

Schedule of investments (unaudited)	January 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 16.3%
Auto Components - 4.1%
Allison Transmission Holdings Inc.	250,000	$7,182,500
Autoliv Inc.	90,510	8,206,542
Gentex Corp.	435,850	14,117,181

Total Auto Components		29,506,223

Diversified Consumer Services - 1.4%
Service Corporation International	580,000	10,266,000

Hotels, Restaurants & Leisure - 2.3%
Bwin.Party Digital Entertainment PLC	3,612,540	6,787,865	(a)
Chuy’s Holdings Inc.	267,530	9,663,183	*

Total Hotels, Restaurants & Leisure		16,451,048

Household Durables - 1.0%
Taylor Morrison Home Corp., Class A Shares	341,270	7,217,860	*

Internet & Catalog Retail - 1.6%
Expedia Inc.	174,520	11,340,310

Media - 2.3%
Carmike Cinemas Inc.	224,260	6,079,689	*
Madison Square Garden Inc., Class A Shares	179,140	10,395,494	*

Total Media		16,475,183

Specialty Retail - 3.6%
Advance Auto Parts Inc.	147,970	16,988,436
Pier 1 Imports Inc.	488,400	9,333,324

Total Specialty Retail		26,321,760

TOTAL CONSUMER DISCRETIONARY		117,578,384

CONSUMER STAPLES - 2.7%
Beverages - 1.0%
Dr. Pepper Snapple Group Inc.	150,420	7,202,110

Food Products - 1.7%
TreeHouse Foods Inc.	180,000	11,851,200	*

TOTAL CONSUMER STAPLES		19,053,310

ENERGY - 6.6%
Energy Equipment & Services - 1.1%
Frank’s International NV	319,100	7,479,704

Oil, Gas & Consumable Fuels - 5.5%
CONSOL Energy Inc.	374,730	13,996,166
Diamondback Energy Inc.	79,540	4,134,489	*
Murphy USA Inc.	209,740	8,125,328	*
QEP Resources Inc.	300,000	9,267,000
Sanchez Energy Corp.	153,460	4,218,615	*

Total Oil, Gas & Consumable Fuels		39,741,598

TOTAL ENERGY		47,221,302

FINANCIALS - 22.4%
Capital Markets - 5.0%
E*TRADE Financial Corp.	787,180	15,759,344	*
Fortress Investment Group LLC, Class A Shares	1,177,190	9,735,361
FXCM Inc., Class A Shares	598,240	10,253,834

Total Capital Markets		35,748,539

Commercial Banks - 5.6%
Bancorp Inc.	497,940	9,485,757	*
Fifth Third Bancorp	342,850	7,206,707
First Interstate BancSystem Inc., Class A Shares	427,240	10,962,978

See Notes to Schedule of Investments.

CLEARBRIDGE SPECIAL INVESTMENT TRUST

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY	SHARES	VALUE
Commercial Banks - 5.6% (continued)
First Southern Bancorp Inc., Class B Shares.	263,250	$1,584,765	*(a)(b)
Synovus Financial Corp.	3,367,240	11,280,254

Total Commercial Banks		40,520,461

Consumer Finance - 1.5%
Springleaf Holdings Inc.	450,230	10,787,511	*

Diversified Financial Services - 1.4%
KKR Financial Holdings LLC	835,960	10,115,116

Insurance - 5.8%
Assured Guaranty Ltd.	480,860	10,170,189
Genworth Financial Inc., Class A Shares	661,740	9,760,665	*
Hartford Financial Services Group Inc.	217,930	7,246,172
ProAssurance Corp.	205,370	9,541,490
Syncora Holdings Ltd.	4,139,641	4,719,191	*(c)

Total Insurance		41,437,707

Real Estate Investment Trusts (REITs) - 2.4%
American Homes 4 Rent, Class A Shares	540,000	9,007,200
Hatteras Financial Corp.	475,000	8,521,500

Total Real Estate Investment Trusts (REITs)		17,528,700

Real Estate Management & Development - 0.7%
Realogy Holdings Corp.	109,970	5,011,333	*

TOTAL FINANCIALS		161,149,367

HEALTH CARE - 12.8%
Health Care Equipment & Supplies - 6.0%
Cyberonics Inc.	193,690	12,938,492	*
Endologix Inc.	494,030	7,904,480	*
Haemonetics Corp.	150,000	5,683,500	*
IDEXX Laboratories Inc.	146,630	16,753,944	*

Total Health Care Equipment & Supplies		43,280,416

Health Care Providers & Services - 6.8%
Brookdale Senior Living Inc.	250,000	6,865,000	*
Envision Healthcare Holdings Inc.	199,500	6,595,470	*
IPC The Hospitalist Co.	200,000	10,676,000	*
Laboratory Corporation of America Holdings	90,000	8,084,700	*
Premier Inc., Class A Shares	109,520	3,799,249	*
Surgical Care Affiliates Inc.	409,050	13,126,414	*

Total Health Care Providers & Services		49,146,833

TOTAL HEALTH CARE		92,427,249

INDUSTRIALS - 17.4%
Aerospace & Defense - 1.3%
HEICO Corp.	175,312	9,330,105

Air Freight & Logistics - 1.2%
Expeditors International of Washington Inc.	216,840	8,860,082

Airlines - 1.5%
Allegiant Travel Co.	123,180	11,218,003

Building Products - 2.0%
Masco Corp.	338,560	7,163,930
Owens Corning Inc.	183,770	7,010,825	*

Total Building Products		14,174,755

Commercial Services & Supplies - 2.2%
Copart Inc.	292,630	10,031,356	*
Iron Mountain Inc.	215,000	5,678,150

Total Commercial Services & Supplies		15,709,506

Electrical Equipment - 1.2%
Polypore International Inc.	260,000	8,619,000	*

See Notes to Schedule of Investments.

CLEARBRIDGE SPECIAL INVESTMENT TRUST

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY	SHARES	VALUE
Industrial Conglomerates - 0.8%
McDermott International Inc.	692,230	$5,773,198	*

Machinery - 1.1%
Woodward Inc.	184,500	7,905,825

Professional Services - 0.6%
Acacia Research Corp.	340,000	4,698,800

Road & Rail - 2.5%
Old Dominion Freight Line Inc.	332,480	18,033,715	*

Trading Companies & Distributors - 3.0%
Aircastle Ltd.	687,320	12,983,475
MRC Global Inc.	300,000	8,376,000	*

Total Trading Companies & Distributors		21,359,475

TOTAL INDUSTRIALS		125,682,464

INFORMATION TECHNOLOGY - 13.7%
Internet Software & Services - 2.2%
Angie’s List Inc.	682,710	12,247,817	*
Criteo SA, ADR	103,157	3,630,095	*

Total Internet Software & Services		15,877,912

IT Services - 5.6%
Blackhawk Network Holdings Inc.	148,380	3,903,878	*
EVERTEC Inc.	511,020	12,330,913
FleetCor Technologies Inc.	102,250	10,871,220	*
NeuStar Inc.	170,950	5,793,495	*
Teradata Corp.	175,000	7,196,000	*

Total IT Services		40,095,506

Semiconductors & Semiconductor Equipment - 2.3%
Integrated Device Technology Inc.	835,900	8,066,435	*
Semtech Corp.	380,000	8,667,800	*

Total Semiconductors & Semiconductor Equipment		16,734,235

Software - 3.6%
Amdocs Ltd.	325,400	14,076,804
MICROS Systems Inc.	210,000	11,661,300	*

Total Software		25,738,104

TOTAL INFORMATION TECHNOLOGY		98,445,757

MATERIALS - 2.0%
Chemicals - 0.8%
Koppers Holdings Inc.	149,170	5,892,215

Metals & Mining - 1.2%
Compass Minerals International Inc.	110,000	8,648,200

TOTAL MATERIALS		14,540,415

UTILITIES - 3.7%
Electric Utilities - 1.3%
Portland General Electric Co.	323,810	9,772,586

Independent Power Producers & Energy Traders - 2.4%
AES Corp.	378,630	5,323,538
Calpine Corp.	619,810	11,763,993	*

Total Independent Power Producers & Energy Traders		17,087,531

TOTAL UTILITIES		26,860,117

TOTAL COMMON STOCKS (Cost - $577,885,333)		702,958,365

See Notes to Schedule of Investments.

CLEARBRIDGE SPECIAL INVESTMENT TRUST

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY	SHARES	VALUE
PREFERRED STOCKS - 0.2%
FINANCIALS - 0.1%
Commercial Banks - 0.1%
First Southern Bancorp Inc.	450	$1,051,466	*(a)(b)

HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Super Dimension Ltd., Escrow Receipt	490,216	639,050	*(a)(b)(d)

TOTAL PREFERRED STOCKS (Cost - $450,000)		1,690,516

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $578,335,333)		704,648,881

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 1.2%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 1/31/14 with RBS Securities Inc.; Proceeds at maturity - $8,747,015; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 4/15/14 to 2/15/40; Market value - $8,921,963) (Cost - $8,747,000)	0.020%	2/3/14	$8,747,000	8,747,000

TOTAL INVESTMENTS - 99.0% (Cost - $587,082,333#)				713,395,881
Other Assets in Excess of Liabilities - 1.0%				7,108,286

TOTAL NET ASSETS - 100.0%				$720,504,167

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Illiquid security.

(c)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At January 31, 2014, the total market value of Affiliated Companies was $4,719,191, and the cost was $10,260,723 (See Note 5).

(d)	Restricted security (See Note 4).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Special Investment Trust (formerly Legg Mason Capital Management Special Investment Trust) (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$110,790,519	$6,787,865	—	$117,578,384
Financials	159,564,602	1,584,765	—	161,149,367
Other common stocks	424,230,614	—	—	424,230,614
Preferred stocks:
Financials	—	1,051,466	—	1,051,466
Healthcare	—	—	$639,050	639,050

Total long-term investments	$694,585,735	$9,424,096	$639,050	$704,648,881

Short-term investments†	—	8,747,000	—	8,747,000

Total investments	$694,585,735	$18,171,096	$639,050	$713,395,881

†	See Schedule of Investments for additional detailed categorizations.

For the period ended January 31, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2014, securities valued at $6,787,865 were temporarily transferred from Level 1 to Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At January 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$165,080,970
Gross unrealized depreciation	(38,767,422)

Net unrealized appreciation	$126,313,548

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2014, the Fund did not invest in any derivative instruments.

4. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 1/31/14	Value per Share	Percent of Net Assets	Distributions Received	Open Commitments
Super Dimension Ltd., Escrow Receipt	490,216	5/12	$0	$639,050	$1.30	0.09%	—	—

5. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended January 31, 2014:

	Affiliate Value at 10/31/13	Purchased		Sold		Dividend Income	Affiliate Value at 1/31/14	Realized Gain/(Loss)
		Cost	Shares/Par	Cost	Shares/Par
Syncora Holdings Ltd.	$1,821,442	—	—	—	—	—	$4,719,191	—

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 21, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 21, 2014